Statement of Changes in Equity (Deficit) - USD ($)	Total	Common Stock	Receipt on account of shares	Share Premium	Accumulated deficit
Balance at Dec. 31, 2014	$ 99,325	$ 332		$ 241,865	$ (142,872)
Balance, shares at Dec. 31, 2014		79,873,732
Comprehensive loss for the period	(253,877)				(253,877)
Balance at Dec. 31, 2015	(154,552)	$ 332		241,865	(396,749)
Balance, shares at Dec. 31, 2015		79,873,732
Issuance of shares for services	55,291			55,291
Issuance of shares for services, shares		2,122,237
Conversion of related party debt	12,870			12,870
Issuance of shares net of issuance expense	10,000			10,000
Issuance of shares net of issuance expense, shares		270,000
Comprehensive loss for the period	(87,352)				(87,352)
Balance at Dec. 31, 2016	(163,743)	$ 332		320,026	(484,101)
Balance, shares at Dec. 31, 2016		82,265,969
Issuance of shares net of issuance expense	85,000			85,000
Issuance of shares net of issuance expense, shares		1,000,000
Receipt on account of shares not yet issued	157,551		157,551
Comprehensive loss for the period	(299,325)				(299,325)
Balance at Dec. 31, 2017	$ (220,517)	$ 332	$ 157,551	$ 405,026	$ (783,426)
Balance, shares at Dec. 31, 2017		83,265,969